Schedule of long-term borrowings maturity (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 776,753
2026	33,737
2027	35,269
2028	36,870
2029	38,544
Thereafter	359,899
Total	$ 1,281,072	$ 3,462,826